Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2020

SIL-QTLY-0720
1.912844.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 6.3%
	Shares	Value
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	92,493	$5,228,051
HKT Trust/HKT Ltd. unit	2,639,000	3,754,239
		8,982,290
Entertainment - 0.0%
Nintendo Co. Ltd.	3,900	1,585,658
Interactive Media & Services - 0.0%
Adevinta ASA Class B (b)	148,360	1,575,059
Yahoo! Japan Corp.	442,500	1,805,369
		3,380,428
Media - 0.0%
Informa PLC	276,986	1,586,715
Schibsted ASA (A Shares)	76,356	1,893,043
		3,479,758
Wireless Telecommunication Services - 0.2%
KDDI Corp.	202,800	5,919,569
SoftBank Group Corp.	151,800	6,933,583
Vodafone Group PLC	1,316,012	2,164,181
		15,017,333

TOTAL COMMUNICATION SERVICES		32,445,467

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	34,271	2,001,037
Ferrari NV	18,511	3,121,262
Isuzu Motors Ltd.	537,100	5,027,609
Suzuki Motor Corp.	89,700	3,115,733
Toyota Motor Corp.	100,400	6,327,443
		19,593,084
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd.	109,399	1,875,500
Compass Group PLC	109,224	1,601,158
Galaxy Entertainment Group Ltd.	132,000	902,291
SJM Holdings Ltd.	1,555,000	1,737,468
Wynn Macau Ltd.	903,200	1,546,987
		7,663,404
Household Durables - 0.1%
Sony Corp.	128,100	8,296,508
Internet & Direct Marketing Retail - 0.1%
Delivery Hero AG (a)(b)	35,331	3,379,909
Ocado Group PLC (b)	92,112	2,492,445
Zozo, Inc.	107,000	1,968,455
		7,840,809
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	49,800	2,768,796
Multiline Retail - 0.0%
B&M European Value Retail SA	442,179	2,128,117
Specialty Retail - 0.0%
Fast Retailing Co. Ltd.	2,900	1,627,679
John David Group PLC	177,170	1,440,612
Nitori Holdings Co. Ltd.	10,600	1,920,080
		4,988,371
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	11,645	3,088,341
Kering SA	3,610	1,892,577
LVMH Moet Hennessy Louis Vuitton SE	24,571	10,308,157
Moncler SpA	54,876	2,037,610
		17,326,685

TOTAL CONSUMER DISCRETIONARY		70,605,774

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Diageo PLC	193,005	6,733,924
Heineken NV (Bearer)	30,637	2,805,029
Pernod Ricard SA	17,613	2,739,139
		12,278,092
Food & Staples Retailing - 0.1%
Koninklijke Ahold Delhaize NV	205,712	5,215,605
Seven & i Holdings Co. Ltd.	82,600	2,833,271
Tsuruha Holdings, Inc.	22,300	3,291,910
		11,340,786
Food Products - 0.2%
Barry Callebaut AG	697	1,400,087
Kerry Group PLC Class A	7,770	959,972
Lindt & Spruengli AG (participation certificate)	107	891,110
Nestle SA (Reg. S)	167,600	18,197,515
		21,448,684
Household Products - 0.1%
Reckitt Benckiser Group PLC	42,176	3,777,559
Personal Products - 0.1%
Kao Corp.	55,900	4,482,056
Shiseido Co. Ltd.	38,800	2,363,726
Unilever NV	69,311	3,581,848
Unilever PLC	32,923	1,767,755
		12,195,385
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	100,263	3,976,475
Imperial Brands PLC	42,085	762,213
Swedish Match Co. AB	36,136	2,506,592
		7,245,280

TOTAL CONSUMER STAPLES		68,285,786

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
BP PLC	2,354,305	9,002,724
Idemitsu Kosan Co. Ltd.	85,400	1,892,587
Lundin Petroleum AB	111,599	2,688,547
Total SA	205,357	7,787,301
		21,371,159
FINANCIALS - 1.1%
Banks - 0.4%
BNP Paribas SA	55,439	1,994,996
DBS Group Holdings Ltd.	207,200	2,855,453
Erste Group Bank AG	75,491	1,656,283
Intesa Sanpaolo SpA	1,358,794	2,364,396
KBC Groep NV	126,301	6,626,664
Lloyds Banking Group PLC	6,291,436	2,320,304
Mizrahi Tefahot Bank Ltd.	87,456	1,709,022
National Australia Bank Ltd.	562,120	6,628,216
Standard Chartered PLC (United Kingdom)	586,136	2,666,766
Sumitomo Mitsui Financial Group, Inc.	267,800	7,772,180
Svenska Handelsbanken AB (A Shares) (b)	261,282	2,468,075
United Overseas Bank Ltd.	90,403	1,252,125
		40,314,480
Capital Markets - 0.2%
Amundi SA (a)	31,115	2,312,400
Deutsche Borse AG	11,190	1,837,134
EQT AB	198,560	3,138,801
Hong Kong Exchanges and Clearing Ltd.	52,400	1,844,135
Julius Baer Group Ltd.	58,097	2,500,381
London Stock Exchange Group PLC	26,794	2,672,514
Macquarie Group Ltd.	65,734	4,818,335
Man Group PLC	427,251	751,381
		19,875,081
Diversified Financial Services - 0.1%
Investor AB (B Shares)	57,936	3,080,476
M&G PLC	1,327,955	2,296,034
ORIX Corp.	253,300	3,356,351
		8,732,861
Insurance - 0.4%
AIA Group Ltd.	646,600	5,305,859
Allianz SE	14,819	2,678,361
AXA SA	289,591	5,313,679
NN Group NV	80,975	2,485,532
Prudential PLC	344,708	4,470,626
Swiss Re Ltd.	29,922	2,043,420
Talanx AG	47,392	1,664,501
Tokio Marine Holdings, Inc.	93,800	4,060,071
Zurich Insurance Group Ltd.	15,238	4,931,045
		32,953,094

TOTAL FINANCIALS		101,875,516

HEALTH CARE - 0.9%
Biotechnology - 0.0%
CSL Ltd.	26,259	4,834,661
Health Care Equipment & Supplies - 0.1%
bioMerieux SA	11,519	1,650,759
Hoya Corp.	60,600	5,680,987
Olympus Corp.	118,700	2,059,873
		9,391,619
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	3,548	2,393,794
Lonza Group AG	14,136	6,980,650
		9,374,444
Pharmaceuticals - 0.7%
Astellas Pharma, Inc.	350,800	6,268,074
AstraZeneca PLC (United Kingdom)	132,160	14,233,605
Bayer AG	69,303	4,737,525
Daiichi Sankyo Kabushiki Kaisha	47,300	4,423,205
Novartis AG	26,548	2,311,162
Roche Holding AG (participation certificate)	50,555	17,548,741
Sanofi SA	112,987	11,051,801
Takeda Pharmaceutical Co. Ltd.	111,000	4,342,243
UCB SA	34,132	3,409,940
		68,326,296

TOTAL HEALTH CARE		91,927,020

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
Airbus Group NV	17,110	1,093,449
MTU Aero Engines Holdings AG	5,383	865,835
		1,959,284
Air Freight & Logistics - 0.1%
Deutsche Post AG	140,028	4,385,427
DSV A/S	26,470	2,790,818
Yamato Holdings Co. Ltd.	135,100	2,986,494
		10,162,739
Building Products - 0.0%
Compagnie de St. Gobain	80,968	2,649,720
Daikin Industries Ltd.	4,500	662,604
		3,312,324
Commercial Services & Supplies - 0.1%
Brambles Ltd.	251,459	1,950,980
Park24 Co. Ltd.	85,900	1,665,510
Rentokil Initial PLC	298,190	1,844,174
Secom Co. Ltd.	17,600	1,523,282
		6,983,946
Construction & Engineering - 0.1%
Ferrovial SA	84,548	2,291,878
Ferrovial SA rights (b)	118,701	45,319
Taisei Corp.	47,600	1,650,739
VINCI SA	72,681	6,780,787
		10,768,723
Electrical Equipment - 0.0%
Akasol AG (a)(b)(c)	19,900	896,302
Vestas Wind Systems A/S	31,073	3,173,664
		4,069,966
Industrial Conglomerates - 0.1%
Siemens AG	62,022	6,838,219
Machinery - 0.2%
Fanuc Corp.	27,200	4,860,602
Kawasaki Heavy Industries Ltd.	92,500	1,463,257
Makita Corp.	88,100	2,981,733
Minebea Mitsumi, Inc.	81,200	1,423,795
SMC Corp.	5,800	2,924,067
Techtronic Industries Co. Ltd.	227,500	1,984,684
THK Co. Ltd.	123,900	3,216,839
Volvo AB (B Shares)	103,780	1,467,616
		20,322,593
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2,070	2,040,861
Professional Services - 0.2%
Experian PLC	94,848	3,326,557
Recruit Holdings Co. Ltd.	125,400	4,319,647
RELX PLC (London Stock Exchange)	159,318	3,686,256
SR Teleperformance SA	10,995	2,600,885
		13,933,345
Trading Companies & Distributors - 0.1%
Itochu Corp.	187,000	4,005,471
MonotaRO Co. Ltd.	32,600	1,183,448
Rexel SA	269,957	2,722,164
		7,911,083
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd.	755,317	3,047,610

TOTAL INDUSTRIALS		91,350,693

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Ericsson (B Shares)	490,741	4,493,886
Electronic Equipment & Components - 0.1%
Alps Electric Co. Ltd.	159,300	1,923,210
Hexagon AB (B Shares) (b)	18,974	1,041,475
Keyence Corp.	14,200	5,839,585
Murata Manufacturing Co. Ltd.	23,300	1,310,574
		10,114,844
IT Services - 0.2%
Adyen BV (a)(b)	1,518	1,993,421
Atos Origin SA	38,660	2,910,464
Capgemini SA	35,421	3,621,287
Edenred SA	61,325	2,558,214
Edenred SA rights 5/29/20 (b)(c)(d)	61,325	47,652
Fujitsu Ltd.	16,400	1,687,978
Nomura Research Institute Ltd.	66,300	1,750,868
		14,569,884
Semiconductors & Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	122,900	1,127,602
ASML Holding NV (Netherlands)	15,723	5,150,536
NXP Semiconductors NV	18,900	1,816,290
Tokyo Electron Ltd.	12,900	2,571,746
		10,666,174
Software - 0.2%
Dassault Systemes SA	13,234	2,236,614
Netcompany Group A/S (a)(b)	29,050	1,763,293
NICE Systems Ltd. (b)	16,702	3,013,162
Oracle Corp. Japan	27,700	3,231,174
SAP SE	47,908	6,114,129
Temenos Group AG	15,721	2,397,869
		18,756,241
Technology Hardware, Storage & Peripherals - 0.0%
Fujifilm Holdings Corp.	16,100	743,605

TOTAL INFORMATION TECHNOLOGY		59,344,634

MATERIALS - 0.4%
Chemicals - 0.1%
NOF Corp.	64,600	2,294,200
Shin-Etsu Chemical Co. Ltd.	38,600	4,520,562
Sika AG	17,435	2,995,160
Symrise AG	17,413	1,917,128
		11,727,050
Construction Materials - 0.1%
CRH PLC	125,995	4,057,253
LafargeHolcim Ltd. (Reg.)	47,955	1,981,422
		6,038,675
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	273,884	5,752,224
Fortescue Metals Group Ltd.	471,741	4,370,702
Newcrest Mining Ltd.	209,656	4,248,246
Rio Tinto PLC	86,822	4,708,743
		19,079,915
Paper & Forest Products - 0.0%
Stora Enso Oyj (R Shares) (c)	217,127	2,657,266
UPM-Kymmene Corp.	88,409	2,548,655
		5,205,921

TOTAL MATERIALS		42,051,561

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Goodman Group unit	122,092	1,250,817
Land Securities Group PLC	170,450	1,275,244
Stockland Corp. Ltd. unit	1,283,395	3,053,946
		5,580,007
Real Estate Management & Development - 0.1%
Cheung Kong Property Holdings Ltd.	284,500	1,562,632
LEG Immobilien AG	12,712	1,581,556
Mitsubishi Estate Co. Ltd.	157,400	2,500,127
Sino Land Ltd.	1,229,959	1,443,681
Vonovia SE	97,910	5,627,709
		12,715,705

TOTAL REAL ESTATE		18,295,712

UTILITIES - 0.3%
Electric Utilities - 0.2%
CLP Holdings Ltd.	157,500	1,545,979
Enel SpA	693,784	5,364,148
Fortum Corp.	163,241	3,120,362
Iberdrola SA	445,629	4,825,040
SP AusNet	2,143,727	2,507,722
		17,363,251
Multi-Utilities - 0.1%
National Grid PLC	271,920	3,109,704
RWE AG	90,837	3,003,833
		6,113,537

TOTAL UTILITIES		23,476,788

TOTAL COMMON STOCKS
(Cost $584,763,658)		621,030,110

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG
(Cost $2,168,661)	16,045	2,359,925

Equity Funds - 85.1%
Foreign Large Blend Funds - 11.9%
Fidelity Pacific Basin Fund (e)	4,884,671	159,093,729
Fidelity SAI International Index Fund (e)	19,075,647	202,583,374
Fidelity SAI International Low Volatility Index Fund (e)	81,914,815	805,222,634

TOTAL FOREIGN LARGE BLEND FUNDS		1,166,899,737

Foreign Large Growth Funds - 56.2%
Fidelity Advisor Overseas Fund Class I (e)	3,075,382	73,163,348
Fidelity Diversified International Fund (e)	37,349,715	1,404,722,776
Fidelity International Capital Appreciation Fund (e)	55,896,939	1,205,138,003
Fidelity International Discovery Fund (e)	33,239,505	1,395,062,035
Fidelity Overseas Fund (e)	30,147,494	1,438,939,896

TOTAL FOREIGN LARGE GROWTH FUNDS		5,517,026,058

Foreign Large Value Funds - 11.9%
Fidelity International Value Fund (e)	25,377,058	170,026,288
Fidelity SAI International Value Index Fund (e)	135,726,025	993,514,500

TOTAL FOREIGN LARGE VALUE FUNDS		1,163,540,788

Foreign Small Mid Growth Funds - 0.8%
Fidelity International Small Cap Opportunities Fund (e)	4,143,334	78,474,740
Sector Funds - 0.9%
Fidelity Advisor International Real Estate Fund Class I (e)	7,786,998	87,915,204
Other - 3.4%
Fidelity Advisor Japan Fund Class I (e)	18,995,638	294,432,390
Fidelity Japan Smaller Companies Fund (e)	2,607,622	40,861,444

TOTAL OTHER		335,293,834

TOTAL EQUITY FUNDS
(Cost $8,217,049,960)		8,349,150,361

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,500,000)	831,202	7,015,345

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.11% to 1.02% 6/4/20 to 8/27/20 (f)
(Cost $74,433,058)	74,450,000	74,430,893

Money Market Funds - 7.6%
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	2,942,878	2,943,172
State Street Institutional U.S. Government Money Market Fund Premier Class .12% (i)	746,752,308	746,752,308
TOTAL MONEY MARKET FUNDS
(Cost $749,695,480)		749,695,480
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $9,634,610,817)		9,803,682,114
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,911,049
NET ASSETS - 100%		$9,813,593,163

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	June 2020	$27,443,750	$1,590,906	$1,590,906
ICE E-mini MSCI EAFE Index Contracts (United States)	8,277	June 2020	715,422,495	70,298,533	70,298,533
TOTAL FUTURES CONTRACTS					$71,889,439

The notional amount of futures purchased as a percentage of Net Assets is 7.3%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,573,376 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $74,430,893.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$54,370
Total	$54,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$90,819,267	$4,226,701	$--	$--	$--	$(7,130,764)	$87,915,204
Fidelity Advisor Japan Fund Class I	261,585,312	15,842,473	--	--	--	17,004,605	294,432,390
Fidelity Advisor Overseas Fund Class I	73,378,625	--	--	--	--	(215,277)	73,163,348
Fidelity Diversified International Fund	1,328,945,986	71,203,922	--	--	--	4,572,868	1,404,722,776
Fidelity International Capital Appreciation Fund	1,155,854,840	60,630,201	--	--	--	(11,347,038)	1,205,138,003
Fidelity International Discovery Fund	1,306,698,955	75,970,251	--	--	--	12,392,829	1,395,062,035
Fidelity International Small Cap Opportunities Fund	74,242,760	2,000,000	--	--	--	2,231,980	78,474,740
Fidelity International Value Fund	186,775,146	--	--	--	--	(16,748,858)	170,026,288
Fidelity Japan Smaller Companies Fund	38,462,431	--	--	--	--	2,399,013	40,861,444
Fidelity Overseas Fund	1,352,562,045	85,977,219	--	--	--	400,632	1,438,939,896
Fidelity Pacific Basin Fund	156,211,773	--	--	--	--	2,881,956	159,093,729
Fidelity SAI Inflation-Focused Fund	--	6,500,000	--	--	--	515,345	7,015,345
Fidelity SAI International Index Fund	--	180,000,000	--	--	--	22,583,374	202,583,374
Fidelity SAI International Low Volatility Index Fund	783,215,335	53,630,199	--	--	--	(31,622,900)	805,222,634
Fidelity SAI International Value Index Fund	1,044,676,873	63,605,689	--	--	--	(114,768,062)	993,514,500
Total	$7,853,429,348	$619,586,655	$--	$--	$--	$(116,850,297)	$8,356,165,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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